Expense Example, No Redemption - American Beacon AHL Managed Futures Strategy Fund - C CLASS	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 262
Expense Example, No Redemption, 3 Years	805
Expense Example, No Redemption, 5 Years	1,375
Expense Example, No Redemption, 10 Years	$ 2,924